Subsequent events	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Subsequent events [Text Block]
17.	Subsequent events

Private placement

In January 2018, the Company completed a non-brokered private placement of 960,000 units at a price of $0.60 per unit for gross proceeds of $576,000. Each unit consisted of one common share and one-half share purchase warrant. Each full warrant is exercisable into one common share at a price of $0.70 for three years after the closing date. As part of the private placement, the Company paid $22,080 in finder’s fees. In addition, the Company issued 36,800 in broker warrants with an expiry date of one year after the closing date. As at December 31, 2017, proceeds of $27,000 had been received as subscriptions for this private placement.

Exercise of warrants

Subsequent to December 31, 2017, the Company issued 300,000 common shares for the exercise of 300,000 share purchase warrants at $0.10 and 100,000 common shares for the exercise of 100,000 share purchase warrants at $0.07.

Grant of options

On February 5, 2018, the Company granted 850,000 stock options to directors, officers, employees and consultants at a price of $0.55 per share exercisable up to February 5, 2023. Of the 850,000 stock options granted, 600,000 vested immediately and the remaining 250,000 vest as to 25% every three months from the date of grant.

On April 3, 2018, the Company granted 200,000 stock options to an employee at a price of $0.60 per share exercisable up to April 3, 2023. The options vest as to 25,000 on the date of grant and 25,000 every three months thereafter.

On April 20, 2018, the Company granted 75,000 stock options to an officer and a consultant at a price of $0.60 per share exercisable up to April 20, 2023. The options vest on October 20, 2018.